Commitments and contingencies	12 Months Ended
Dec. 31, 2013
Commitments and contingencies [Abstract]
Commitments and contingencies

14. Commitments and contingencies

(a)	Commitments

The Group leases its facilities and offices under non-cancelable operating lease agreements. The rental expenses were US$3,479, US$5,009 and US$5,253 during the years ended December 31, 2011, 2012, and 2013, respectively, and were charged to the statement of comprehensive income/(loss) when incurred.

Certain of these arrangements have renewal or expansion options and adjustments for market provisions, such as free or escalating base monthly rental payments. The Group recognizes rental expense under such arrangements on the straight-line basis over the initial term of the lease. The difference between the straight-line expense and the cash paid for rent was recorded as prepaid rent. The Group leases its office facilities under non-cancelable operating leases with various expiration dates through 2027. In 2012, the Group signed one significant leasing contract for the office building, which will expire in 2027.

The Group used third party services for server custody and bandwidth. The contracts are typically 12 months in duration. The Group typically contracts these services according to the traffic level of its online marketplace and the respective server storage and bandwidth required to support the traffic.

The Group engaged third parties for promoting its brand image through various advertising channels, including advertising on internet search engines, websites and other traditional off-line media. The amount of advertising commitment relates to the committed advertising services that have not been delivered and paid.

As of December 31, 2013, future minimum commitments under non-cancelable agreements were as follows:

	2014	2015	2016	2017	2018	Thereafter	Total
	US$	US$	US$	US$	US$	US$	US$
Operating lease commitment	1,827	1,358	1,251	1,052	1,032	7,017	13,537
Server custody and bandwidth fee commitment	319	-	-	-	-	-	319
Advertising commitment	3,659	-	-	-	-	-	3,659
Total	5,805	1,358	1,251	1,052	1,032	7,017	17,515

Other than those shown above, the Group did not have any significant capital and other commitments, long-term obligations or guarantees as of December 31, 2013.

(b) Contingencies

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Group's financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group's view of these matters may change in the future. When an unfavorable outcome to occur, there exists the possibility of a material adverse impact on the Group's financial position and results of operations for the periods in which the unfavorable outcome occurs, and potentially in future periods.